Major Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Loss Contingencies [Line Items]
Provision for specific environmental sites
As at December 31, 2019, 2018 and 2017, the Company's provision for specific environmental sites was as follows:

In millions	2019	2018	2017
Beginning of year	$61	$78	$86
Accruals and other	31	16	16
Payments	(34)	(34)	(23)
Foreign exchange	(1)	1	(1)
End of year	$57	$61	$78
Current portion - End of year	$38	$39	$57

Employee injuries, Canada [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims
As at December 31, 2019, 2018 and 2017, the Company's provision for personal injury and other claims in Canada was as follows:

In millions	2019	2018	2017
Beginning of year	$207	$183	$183
Accruals and other	29	52	38
Payments	(29)	(28)	(38)
End of year	$207	$207	$183
Current portion - End of year	$55	$60	$40

Employee injuries, United States [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims
As at December 31, 2019, 2018 and 2017, the Company's provision for personal injury and other claims in the U.S. was as follows:

In millions	2019	2018	2017
Beginning of year	$139	$116	$118
Accruals and other	44	41	46
Payments	(31)	(28)	(41)
Foreign exchange	(7)	10	(7)
End of year	$145	$139	$116
Current portion - End of year	$36	$37	$25